Discontinued Operations - Additional Information (Details) - Tangshan Yian Biological Engineering Co Ltd ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 31, 2016 USD ($)	Jan. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2015 CNY (¥)
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Proceeds from divestiture of businesses	$ 926	¥ 5,970	$ 1,706	¥ 11,000
Disposal of Business, cumulative translation gain			1,880
Disposal of business, net book value			1,435
Gain (loss) on disposition of business					$ 2,461
Business combination, consideration transferred			2,016	¥ 13,000
Business combination consideration receivable			$ 310				¥ 2
Disposal group, including discontinued operation, consideration						$ 1,872		¥ 13
Disposal group, including discontinued operation, percentage of ownership sold						100.00%